PGIM Jennison Focused Growth Fund
Schedule of Investments  (unaudited)
as of November 30, 2022
Description	Shares	Value
Long-Term Investments 95.9%
Common Stocks 95.2%
Automobiles 5.4%
Tesla, Inc.*	340,913	$66,375,761
Biotechnology 2.6%
Vertex Pharmaceuticals, Inc.*	98,316	31,107,182
Entertainment 1.8%
Netflix, Inc.*	73,639	22,498,924
Equity Real Estate Investment Trusts (REITs) 2.0%
SBA Communications Corp.	80,543	24,106,520
Food & Staples Retailing 4.2%
Costco Wholesale Corp.	95,570	51,536,122
Health Care Equipment & Supplies 1.9%
Dexcom, Inc.*(a)	201,237	23,399,838
Health Care Providers & Services 4.4%
UnitedHealth Group, Inc.	97,832	53,588,456
Hotels, Restaurants & Leisure 1.0%
Airbnb, Inc. (Class A Stock)*(a)	122,514	12,513,580
Interactive Media & Services 5.8%
Alphabet, Inc. (Class A Stock)*	328,389	33,164,005
Alphabet, Inc. (Class C Stock)*	327,402	33,214,933
ZoomInfo Technologies, Inc.*	158,141	4,522,833
		70,901,771
Internet & Direct Marketing Retail 9.1%
Amazon.com, Inc.*(a)	746,059	72,024,536
MercadoLibre, Inc. (Brazil)*	42,638	39,695,338
		111,719,874
IT Services 7.2%
Adyen NV (Netherlands), 144A*	8,652	13,629,659

PGIM Jennison Focused Growth Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Shares	Value
Common Stocks (Continued)
IT Services (cont’d.)
Mastercard, Inc. (Class A Stock)(a)	178,488	$63,613,123
Snowflake, Inc. (Class A Stock)*(a)	71,898	10,274,224
		87,517,006
Life Sciences Tools & Services 2.4%
Danaher Corp.	70,629	19,310,675
Lonza Group AG (Switzerland)	18,372	9,665,371
		28,976,046
Personal Products 2.2%
Estee Lauder Cos., Inc. (The) (Class A Stock)	58,885	13,884,494
L’Oreal SA (France)	35,425	13,304,071
		27,188,565
Pharmaceuticals 8.6%
Eli Lilly & Co.(a)	150,048	55,679,812
Novo Nordisk A/S (Denmark), ADR	392,483	48,903,382
		104,583,194
Semiconductors & Semiconductor Equipment 7.8%
ASML Holding NV (Netherlands)(a)	62,273	37,869,457
NVIDIA Corp.(a)	341,582	57,805,922
		95,675,379
Software 8.0%
Atlassian Corp. (Class A Stock)*	78,588	10,338,252
Crowdstrike Holdings, Inc. (Class A Stock)*(a)	62,762	7,383,949
Microsoft Corp.(a)	313,581	80,007,056
		97,729,257
Technology Hardware, Storage & Peripherals 6.9%
Apple, Inc.(a)	566,637	83,879,275
Textiles, Apparel & Luxury Goods 11.1%
Lululemon Athletica, Inc.*	122,411	46,554,127

PGIM Jennison Focused Growth Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Shares	Value
Common Stocks (Continued)
Textiles, Apparel & Luxury Goods (cont’d.)
LVMH Moet Hennessy Louis Vuitton SE (France)	94,260	$73,148,475
NIKE, Inc. (Class B Stock)(a)	141,898	15,564,792
		135,267,394
Wireless Telecommunication Services 2.8%
T-Mobile US, Inc.*(a)	224,956	34,071,836

Total Common Stocks (cost $887,113,782)		1,162,635,980
Preferred Stock 0.7%
Automobiles
Dr. Ing. h.c. F. Porsche AG (Germany) (PRFC)* (cost $6,168,394)	76,556	8,667,462

Total Long-Term Investments (cost $893,282,176)		1,171,303,442

Short-Term Investments 12.8%
Affiliated Mutual Fund 8.6%
PGIM Institutional Money Market Fund (cost $104,546,807; includes $104,079,858 of cash collateral for securities on loan)(b)(we)	104,642,053	104,568,804
Unaffiliated Fund 4.2%
Dreyfus Government Cash Management (Institutional Shares) (cost $51,967,513)	51,967,513	51,967,513

Total Short-Term Investments (cost $156,514,320)		156,536,317

TOTAL INVESTMENTS 108.7% (cost $1,049,796,496)		1,327,839,759
Liabilities in excess of other assets (8.7)%		(106,406,343)

Net Assets 100.0%		$1,221,433,416

PGIM Jennison Focused Growth Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
PRFC—Preference Shares
REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $100,879,510; cash collateral of $104,079,858 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
4